Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total principal	$ 1,166,301	$ 710,328
Less: unamortized discount and debt issuance costs	(1,696)	(1,763)
Total debt	1,164,605	708,565
Less: current portion	(174,047)	(47,225)
Non-current portion of long-term debt	990,558	661,340
Total debt	1,164,605	708,565
Entities under Common Control [Member]
Debt Instrument [Line Items]
Total principal	0	54,265
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal	635,330	147,470
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total principal	$ 530,971	$ 508,593